Bridge Financing (Details) (USD $)	1 Months Ended		6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended			81 Months Ended			1 Months Ended		1 Months Ended
	Jan. 31, 2013	Jan. 31, 2006	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013	Jun. 30, 2012 Series B Redeemable Convertible Preferred Stock Warrants	Dec. 31, 2012 Series B Redeemable Convertible Preferred Stock Warrants	Dec. 31, 2011 Series B Redeemable Convertible Preferred Stock Warrants	Dec. 31, 2010 Series B Redeemable Convertible Preferred Stock Warrants	Oct. 31, 2012 Series B Redeemable Convertible Preferred Stock Warrants	May 31, 2006 Series B Redeemable Convertible Preferred Stock Warrants	Jan. 31, 2006 Series B Redeemable Convertible Preferred Stock Warrants	May 31, 2006 Convertible notes	Jan. 31, 2006 Convertible notes	May 31, 2006 Convertible notes Series B Redeemable Convertible Preferred Stock
Bridge Financing
Aggregate proceeds from issuance of convertible promissory notes and warrants		$ 8,051,000
Interest rate (as a percent)																8.00%
Estimated fair value of warrant														440,000
Aggregate principal and interest outstanding on the debt instrument converted into shares															8,247,000
Number of shares issued on conversion of debt instrument																	1,084,000
Issue price of shares issued at conversion (in dollars per share)																	$ 7.6055
Shares issuable upon exercise of warrants (in shares)													243,000
Exercise price of warrants (in dollars per share)													$ 7.6055
Risk-free interest rate (as a percent)										0.13%
Volatility rate (as a percent)										72.00%
Increase in fair value												1,205,000
Interest income (expense)			$ (476,000)	$ (420,000)	$ (229,000)	$ 570,000		$ (381,000)	$ (349,000)	$ (265,000)	$ 570,000
Warrants outstanding (in shares)				178			0
Shares of common stock issued as a result of exercise of warrants	153,000